LEASES (Details)		1 Months Ended
	May 13, 2020 USD ($) ft² item	Dec. 31, 2020 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT-OF-USE ASSET / OPERATING LEASE LIABILITY
Right-of-use asset		$ 1,836,455
Lease liability		$ 1,870,080
Lease, Greenhouse in Boulder, CO
OPERATING LEASE RIGHT-OF-USE ASSET / OPERATING LEASE LIABILITY
Leased space (in sq ft) | ft²	17,000
Initial term of lease (in years)	5 years
Number of options to renew lease | item	2
Lease renewal term (in years)	5 years
Monthly lease payments	$ 30,000
Percentage of annual escalation			1.50%
Incremental borrowing rate	22.80%	20.00%
Increase in right-of-use asset		$ 246,250
Increase in operating lease liability		246,250
Discount rate	20.00%
Borrowing term	15 years
Right-of-use asset	$ 1,877,423	1,836,455
Lease liability	$ 1,877,423	$ 1,870,080
Lease, Greenhouse in Boulder, CO | Forecast
OPERATING LEASE RIGHT-OF-USE ASSET / OPERATING LEASE LIABILITY
Percentage of annual escalation				3.00%	3.00%